NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES	5 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of May 31, 2013 the Company did not have deposits in excess of federally-insured limits.

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of May 31, 2013 for the period from July 21, 2008 (inception) through May 31, 2013, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of May 31, 2013. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to May 31, 2013.

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 were $-0- and $2,906, respectively.

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the 5-months period ended May 31, 2013 and for the period July 21, 2008 (inception) through May 31, 2013 the Company recorded research and development costs of $-0- and $258,566 respectively.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of May 31, 2013 and for the 5-months period from July 21, 2008 (inception) through may 31, 2013.

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the 5-months period ended May 31, 2013 that had, or are expected to have, a material impact on our financial statements

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

Cash and Cash Equivalents

Cash equivalents are comprised of certain highly liquid investments with maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts, which at times, may exceed federally insured limits. The Company has not experienced any losses related to this concentration of risk. As of December 31, 2012 and December 31, 2011 the Company did not have deposits in excess of federally-insured limits.

Deferred Financing Costs

Debt financing costs are amortized over the contractual term of the underlying note payable using the effective interest method. If debt is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

Income Taxes

Deferred tax assets and liabilities are recognized currently for the future tax consequences attributable to the temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is recorded to reduce the carrying amounts of deferred tax assets if it is more likely that such assets will not be realized. We consider all available evidence, both positive and negative, to determine whether, based on the weight of that evidence, a valuation allowance is needed for some portion or all of a net deferred tax asset. Judgment is used in considering the relative impact of negative and positive evidence. In arriving at these judgments, the weight given to the potential effect of negative and positive evidence is commensurate with the extent to which it can be objectively verified. We record a valuation allowance to reduce our deferred tax assets and review the amount of such allowance annually. When we determine certain deferred tax assets are more likely than not to be utilized, we will reduce our valuation allowance accordingly.

As of December 31, 2012, December 31, 2011and for the period from July 21, 2008 (inception) through December 31, 2012, we did not recognize any assets or liabilities relative to uncertain tax positions, nor do we anticipate any significant unrecognized tax benefits will be recorded during the next 12 months. Any interest or penalties related to unrecognized tax benefits is recognized in income tax expense. Since there are no unrecognized tax benefits as a result of tax positions taken, there are no accrued penalties or interest. We are subject to tax audits for our U.S. federal and certain state tax returns for the tax years ending December 31, 2012, 2011, 2010 and 2009. Tax audits by their very nature are often complex and can require several years to complete.

Fair Value of Financial Instruments

The Company's financial instruments include cash, accounts payable and other accrued expenses and notes payable. All instruments are accounted for on a historical cost basis, which, due to the short maturity of these financial instruments, approximates fair value at September 30, 2012. The fair value hierarchy under GAAP distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

•	Level 1 – Quoted market prices for identical assets or liabilities;

•	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

•	Level 3 –Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. We will evaluate our hierarchy disclosures each quarter.

The Company does not have any assets or liabilities measured at fair value on a recurring basis as of December 31, 2012 or December 31, 2011. The Company did not have any fair value adjustments for assets and liabilities measured at fair value on a nonrecurring basis during the period from August 22, 2008 (inception) to December 31, 2012.

Research and Development, Software Development Costs, and Internal Use Software Development Costs

Research and development costs are charged to operations as incurred.

Software development costs are accounted for in accordance with ASC Topic No. 985. Software development costs are capitalized once technological feasibility of a product is established and such costs are determined to be recoverable. For products where proven technology exists, this may occur very early in the development cycle. Factors we consider in determining when technological feasibility has been established include (i) whether a proven technology exists; (ii) the quality and experience levels of the individuals developing the software; (iii) whether the software is similar to previously developed software which has used the same or similar technology; and (iv) whether the software is being developed with a proven underlying engine. Technological feasibility is evaluated on a product-by-product basis. Capitalized costs for those products that are cancelled or abandoned are charged immediately to cost of sales. The recoverability of capitalized software development costs is evaluated on the expected performance of the specific products for which the costs relate.

Internal use software development costs are accounted for in accordance with ASC Topic No. 350 which requires the capitalization of certain external and internal computer software costs incurred during the application development stage. The application development stage is characterized by software design and configuration activities, coding, testing and installation. Training costs and maintenance are expensed as incurred, while upgrades and enhancements are capitalized if it is probable that such expenditures will result in additional functionality.

In accounting for website software development costs, we have adopted the provisions of ASC Topic No. 350. ASC Topic No. 350 provides that certain planning and training costs incurred in the development of website software be expensed as incurred, while application development stage costs are to be capitalized.

To date we have not capitalized any external or internal use software or website development costs.

Advertising Expenses

Advertising costs are expensed as incurred. The total advertising expenses included in the Statement of Operations for the years ended December 31, 2012 and 2011, and for the period July 21, 2008 (inception) through December 31, 2012were $-0-, $-0- and $2,906, respectively.

Beneficial Conversion Features

The intrinsic value of a beneficial conversion feature inherent to a convertible note payable, which is not bifurcated and accounted for separately from the convertible note payable and may not be settled in cash upon conversion, is treated as a discount to the convertible note payable. This discount is amortized over the period from the date of issuance to the date the note is due using the effective interest method. If the note payable is retired prior to the end of its contractual term, the unamortized deferred financing costs are expensed in the period of retirement to interest expense.

In general, the beneficial conversion feature is measured by comparing the effective conversion price, after considering the relative fair value of detachable instruments included in the financing transaction, if any, to the fair value of the common shares at the commitment date to be received upon conversion.

Fixed Assets

The Company records its fixed assets at historical cost. The Company expenses maintenance and repairs as incurred. Upon disposition of fixed assets, the gross cost and accumulated depreciation are written off and the difference between the proceeds and the net book value is recorded as a gain or loss on sale of assets. The Company depreciates its fixed assets over their respective estimated useful lives of three years.

Research and Development

In accordance with ASC Topics 985 and 350 the Company has recorded all costs incurred to establish the technological feasibility of computer software product to be sold, leased, or otherwise marketed are researched and development costs. For the years ended December 31, 2012 and 2011 and for the period July 21, 2008 (inception) through December 31, 2012 the Company recorded research and development costs of $-0-, $-0- and $258,566 respectively.

Revenue Recognition

The Company recognizes revenue when it is realized or realizable and earned. The Company considers revenue realized or realizable and earned when it has persuasive evidence of an arrangement, delivery has occurred, the sales price is fixed and determinable, and collectability is reasonably assured. Determining whether some or all of these criteria have been met involves assumptions and judgments that can have a significant impact on the timing and amount of revenue the Company reports.

Earnings (Loss) Per Share

Basic earnings per share includes no dilution and is computed by dividing net income (loss) available to common shareholders by the weighted average common shares outstanding for the period. Diluted earnings (loss) per share is calculated based on the weighted average shares of Common Stock outstanding during the period plus the dilutive effect of outstanding Common Stock purchase warrants and stock options using the treasury stock method and the dilutive effects of convertible securities using the if-converted method. Basic and diluted loss per share were the same for all periods reported as there were no common stock equivalents outstanding and the net losses attributable to common shareholders for all periods reported.

Stock Based Compensation

The Company adopted FASB ASC Topic 718 – Compensation – Stock Compensation (formerly SFAS 123R), which establishes the use of the fair value based method of accounting for stock-based compensation arrangements under which compensation cost is determined using the fair value of stock-based compensation determined as of the date of grant and is recognized over the periods in which the related services are rendered. For stock based compensation the Company recognizes an expense in accordance with FASB ASC Topic 718 and values the equity securities based on the fair value of the security on the date of grant. Stock option awards are valued using the Black-Scholes option-pricing model.

The Company accounts for stock issued to non-employees where the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) at the date at which the necessary performance to earn the equity instruments is complete.

Segment Reporting

The Company follows the provisions of ASC 280-10, "Disclosures about Segments of an Enterprise and Related Information”. This standard requires that companies disclose operating segments based on the manner in which management disaggregates the Company in making internal operating decisions. The Company only operates in one reporting segment as of December 31, 2012 and December 31, 2011and for the years ended December 31, 2012 and 2011 and for the period from July 21, 2008 (inception) through December 31, 2012.

Recently Issued Accounting Pronouncements

There are no other new accounting pronouncements adopted or enacted during the year ended December 31, 2012 that had, or are expected to have, a material impact on our financial statements